Information on remuneration - Remuneration costs of the Executive Committee (Detail) - Executive committee [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	€ 29,968,678	€ 26,755,003	€ 25,848,740
Annual incentive [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[2]	5,566,763	5,651,996	6,345,576
Base salary [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	9,241,364	8,370,406	8,089,063
Other compensation [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[3]	1,331,990	1,013,128	1,861,803
Pension allowances [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[4]	2,076,834	1,919,839	1,886,963
Pension scheme costs [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1]	440,003	411,028	408,695
Performance share plans [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[5],[6]	11,143,320	8,896,369	6,371,297
Restricted shares [Member]
Information on remuneration - Text Details (Detail) [Line Items]
Key management personnel compensation	[1],[5]	€ 168,404	€ 492,237	€ 885,343

[1]	The Executive Committee consisted of 14 members as per December 31, 2019 (2018: 13 members; 2017: 12 members)
[2]	The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.
[3]	The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated
[4]	Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
[5]	Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares and restricted share rights at the vesting/release date
[6]	For 2019, a release of EUR 0 (2018: EUR 1,740,520; 2017: EUR 2,469,670) is included due to non-vesting of performance shares